Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of Borrowings

	2022	2023
	RMB’000	RMB’000
Non‑current
Bank borrowings
- secured	3,248	15,610

Other borrowings
- secured	25,862	15,800
	29,110	31,410
Current
Bank borrowings
- secured	108,534	42,196

Other borrowings
- secured	64,232	31,737
	172,766	73,933
	201,876	105,343